Unaudited Quarterly Financial Information (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended																12 Months Ended
	Dec. 31, 2016		Sep. 30, 2016		Jun. 30, 2016		Mar. 31, 2016		Dec. 31, 2015		Sep. 30, 2015		Jun. 30, 2015		Mar. 31, 2015		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Summary of Unaudited Quarterly Financial Information
Total Revenues	$ 3,790.1		$ 4,652.2		$ 3,892.9		$ 4,044.9		$ 3,614.7		$ 4,431.4		$ 3,826.7		$ 4,580.4		$ 16,380.1	$ 16,453.2	$ 16,378.6
Operating Income (Loss)	575.9		(1,127.9)	[1]	866.2		892.9		466.4		960.2		804.1		1,102.8		1,207.1	3,333.5	3,127.4
Income (Loss) from Continuing Operations	375.2		(764.2)	[1]	506.4		503.1		205.2		511.8		431.4		620.2		620.5	1,768.6	1,590.5
Income (Loss) from Discontinued Operations, Net of Tax					(2.5)	[2]			265.5	[3]	7.8		(0.1)		10.5		(2.5)	283.7	47.5
Net Income (Loss)	375.2		(764.2)	[1]	503.9		503.1		470.7		519.6		431.3		630.7		618.0	2,052.3	1,638.0
Amounts Attributable to AEP Common Shareholders
Earnings (Loss) Attributable To AEP Common Shareholders	$ 373.4		$ (765.8)	[4]	$ 502.1		$ 501.2		$ 469.6		$ 518.3		$ 430.0		$ 629.2		$ 610.9	$ 2,047.1	$ 1,633.8
Basic Earnings (Loss) per Share Attributable to AEP Common Shareholders:
Basic Earnings (Loss) per Share Attributable to AEP Common Shareholders from Continuing Operations	$ 0.76	[5]	$ (1.56)	[4],[5]	$ 1.03	[5]	$ 1.02	[5]	$ 0.41	[5]	$ 1.04	[5]	$ 0.88	[5]	$ 1.27	[5]	$ 1.25	$ 3.59	$ 3.24
Basic Earnings (Loss) per Share Attributable to AEP Common Shareholders from Discontinued Operations	0.00		0.00		(0.01)	[6]	0.00		0.54	[7]	0.02	[7]	0.00	[7]	0.02	[7]	(0.01)	0.58	0.10
Total Basic Earnings (Loss) Per Share Attributable to AEP Common Shareholders	0.76	[5]	(1.56)	[4],[5]	1.02	[5]	1.02	[5]	0.95	[5]	1.06	[5]	0.88	[5]	1.29	[5]	1.24	4.17	3.34
Diluted Earnings (Loss) per Share Attributable to AEP Common Shareholders:
Diluted Earnings (Loss) per Share Attributable to AEP Common Shareholders from Continuing Operations	0.76	[5]	(1.56)	[4],[5]	1.03	[5]	1.02	[5]	0.41	[5]	1.04	[5]	0.88	[5]	1.27	[5]	1.25	3.59	3.24
Diluted Earnings (Loss) per Share Attributable to AEP Common Shareholders from Discontinued Operations	0.00		0.00		(0.01)	[6]	0.00		0.54	[7]	0.02	[7]	0.00	[7]	0.02	[7]	(0.01)	0.58	0.10
Total Diluted Earnings (Loss) Per Share Attributable to AEP Common Shareholders	$ 0.76	[5]	$ (1.56)	[4],[5]	$ 1.02	[5]	$ 1.02	[5]	$ 0.95	[5]	$ 1.06	[5]	$ 0.88	[5]	$ 1.29	[5]	$ 1.24	$ 4.17	$ 3.34
Appalachian Power Co [Member]
Summary of Unaudited Quarterly Financial Information
Total Revenues	$ 729.5		$ 778.2		$ 673.5		$ 820.0		$ 655.0		$ 727.5		$ 682.0		$ 899.0		$ 3,001.2	$ 2,963.5	$ 3,053.1
Operating Income (Loss)	136.2		204.4		158.3		244.4		133.7		157.9		145.7		273.5		743.3	710.8	568.2
Income (Loss) from Continuing Operations	0.0		0.0		0.0		0.0		0.0		0.0		0.0		0.0
Income (Loss) from Discontinued Operations, Net of Tax					0.0				0.0		0.0		0.0		0.0
Net Income (Loss)	65.3		104.1		73.4		126.3		65.2		74.6		59.0		141.8		369.1	340.6	215.4
Indiana Michigan Power Co [Member]
Summary of Unaudited Quarterly Financial Information
Total Revenues	514.9		597.6		522.4		532.7		487.3		568.3		544.3		586.3		2,167.6	2,186.2	2,249.7
Operating Income (Loss)	39.6		131.4		94.8		115.8		50.7		103.4		91.4		124.4		381.6	369.9	305.2
Income (Loss) from Continuing Operations	0.0		0.0		0.0		0.0		0.0		0.0		0.0		0.0
Income (Loss) from Discontinued Operations, Net of Tax					0.0				0.0		0.0		0.0		0.0
Net Income (Loss)	38.5		75.4		51.3		74.7		24.9		56.6		50.6		72.7		239.9	204.8	155.6
Ohio Power Co [Member]
Summary of Unaudited Quarterly Financial Information
Total Revenues	588.2		871.3		730.8		763.6		692.2		782.3		705.8		918.4		2,953.9	3,148.7	3,376.9
Operating Income (Loss)	64.3		171.6		138.6		134.0		100.5		140.9		96.5		122.9		508.5	460.8	433.5
Income (Loss) from Continuing Operations	0.0		0.0		0.0		0.0		0.0		0.0		0.0		0.0
Income (Loss) from Discontinued Operations, Net of Tax					0.0				0.0		0.0		0.0		0.0
Net Income (Loss)	37.5		99.9		74.6		70.2		48.0		71.6		47.7		65.4		282.2	232.7	216.4
Public Service Co Of Oklahoma [Member]
Summary of Unaudited Quarterly Financial Information
Total Revenues	273.6		401.7		300.2		274.3		292.6		420.3		319.5		306.8		1,249.8	1,339.2	1,351.6
Operating Income (Loss)	5.5		98.4		59.0		35.8		18.3		84.5		55.5		34.9		198.7	193.2	188.8
Income (Loss) from Continuing Operations	0.0		0.0		0.0		0.0		0.0		0.0		0.0		0.0
Income (Loss) from Discontinued Operations, Net of Tax					0.0				0.0		0.0		0.0		0.0
Net Income (Loss)	2.6		52.8		28.9		15.7		7.0		44.7		27.1		13.7		100.0	92.5	86.9
Southwestern Electric Power Co [Member]
Summary of Unaudited Quarterly Financial Information
Total Revenues	402.3		539.7		427.0		379.0		378.6		532.5		438.1		431.7		1,748.0	1,780.9	1,846.4
Operating Income (Loss)	36.4		147.4		85.9		51.4		25.6		141.2		110.1		92.3		321.1	369.2	322.7
Income (Loss) from Continuing Operations	0.0		0.0		0.0		0.0		0.0		0.0		0.0		0.0
Income (Loss) from Discontinued Operations, Net of Tax					0.0				0.0		0.0		0.0		0.0
Net Income (Loss)	$ 16.5		$ 84.4		$ 44.3		$ 24.5		$ 7.7		$ 82.1		$ 59.5		$ 46.7		169.7	196.0	144.6
Amounts Attributable to AEP Common Shareholders
Earnings (Loss) Attributable To AEP Common Shareholders																	$ 165.6	$ 192.3	$ 140.4

[1]	Includes impairments for Merchant Generating Assets (see Note 7).
[2]	Includes final accounting adjustment for sale of AEPRO (see Note 7).
[3]	Includes sale of AEPRO (see Note 7).
[4]	Relates to impairments for Merchant Generating Assets (see Note 7).
[5]	Quarterly Earnings per Share amounts are intended to be stand-alone calculations and are not always additive to full-year amount due to rounding.
[6]	Relates to final accounting adjustment for sale of AEPRO (see Note 7).
[7]	Relates to sale of AEPRO (see Note 7).